UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22216

GAMCO Natural Resources, Gold & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

GAMCO Natural Resources, Gold & Income Trust

Semiannual Report — June 30, 2024

(Y)our Portfolio Management Team

Caesar M. P. Bryan	Vincent Hugonnard-Roche

To Our Shareholders,

For the six months ended June 30, 2024, the net asset value (NAV) total return of the GAMCO Natural Resources, Gold & Income Trust (the Fund) was 3.9%, compared with total returns of 7.6% and 10.2% for the Chicago Board Options Exchange (CBOE) Standard & Poor’s (S&P) 500 Buy/Write Index and the Philadelphia Gold & Silver Index (XAU), respectively. The total return for the Fund’s publicly traded shares was 10.6%. The Fund’s NAV per share was $6.21, while the price of the publicly traded shares closed at $5.49 on the New York Stock Exchange (NYSE). See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2024.

Investment Objective and Strategy (Unaudited)

The GAMCO Natural Resources, Gold & Income Trust is a diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and primary objective. Under normal market conditions, the Fund will attempt to achieve its objectives by investing 80% of its assets in equity securities of companies principally engaged in natural resource and gold industries, and by writing covered call options on the underlying equity securities.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

Gold stocks faced a rollercoaster ride in the first quarter of 2024. Two drivers fueled this volatility; rising inflation squeezed gold miners’ profits by increasing extraction costs, directly hitting company valuations, and rising real interest rates which damped gold prices. Alternatively, energy prices soared, fueled by optimism about a soft economic landing in the U.S. calming fears of a drop in energy demand, supply tightening, and regional conflicts adding an extra layer of uncertainty to the market.

The second quarter of 2024 continued to present challenges for gold mining companies. The traditional relationship between gold and real interest rates has currently been disrupted, leading the price of gold to be influenced primarily by inflation reports and substantial gold purchases by central banks, notably China. Gold miners Freeport-McMoRan (2.0% of total investments as of June 30, 2024) and Agnico Eagle Mines Ltd. (1.8%) were positive contributors to the portfolio. The energy sector unmistakably witnessed a decrease in demand, notably reflected in significantly reduced refining margins throughout the quarter. We had tactically reduced our notional exposure to the agriculture sector at the end of the previous period. Higher rates are showing their effects on the CAPEX cycle as equipment manufacturers have taken the blunt of the impact as well as fertilizers. Only Zoetis (ZTS) (1.8%) and Bunge (BG) (0.8%) contributed positively from the sector. Thank you for your investment in the GAMCO Natural Resources, Gold & Income Trust.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2024 (a) (Unaudited)

	Six Months	1 Year	3 Year	5 Year	10 Year	Since Inception (1/27/11)
GAMCO Natural Resources, Gold & Income Trust (GNT)
NAV Total Return (b)	3.88%	9.16%	7.22%	7.36%	2.21%	0.69%
Investment Total Return (c)	10.56	17.28	7.43	6.91	1.88	0.03
CBOE S&P 500 Buy/Write Index	7.59	8.91	4.96	5.56	5.77	6.38
Philadelphia Gold & Silver Index	10.20	16.53	0.93	11.96	4.35	1.47	(d)
Dow Jones U.S. Basic Materials Index	2.22	5.99	4.96	10.65	7.18	6.96	(d)
S&P Global Agribusiness Equity Index	(3.34)	(0.44)	(0.36)	5.50	4.42	4.80	(d)

(a)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers companies. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.
(c)	Total returns and average returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
(d)	From January 31, 2011, the date closest to the Fund’s inception for which data are available.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2024:

GAMCO Natural Resources, Gold & Income Trust

Long Positions

Metals and Mining	41.6%
U.S. Government Obligations	25.2%
Energy and Energy Services	17.2%
Agriculture	5.7%
Health Care	3.3%
Machinery	2.7%
Specialty Chemicals	2.4%
Food and Beverage	1.3%
Equipment and Supplies	0.6%
100.0%
Short Positions

Call Options Written	(2.5)%
Agriculture	(0.2)%
Put Options Written	(0.0) %*
(2.7)%

*	Amount represents greater than (0.05)%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments — June 30, 2024 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 69.2%
	Agriculture — 5.2%
29,000	Archer-Daniels-Midland Co.(a)	$2,348,140	$1,753,050
11,700	Bunge Global SA	1,227,032	1,249,209
43,500	Corteva Inc.(a)	2,623,590	2,346,390
39,090	Nutrien Ltd.(a)	3,397,278	1,990,072
		9,596,040	7,338,721

	Energy and Energy Services — 17.2%
7,300	APA Corp.	505,469	214,912
15,400	Baker Hughes Co.	692,829	541,618
22,600	BP plc, ADR(a)	959,956	815,860
15,115	Chevron Corp.(a)	2,661,712	2,364,288
10,100	ConocoPhillips(a)	1,237,644	1,155,238
11,089	Coterra Energy Inc.	323,159	295,743
10,000	Devon Energy Corp.	688,855	474,000
3,200	Diamondback Energy Inc.	557,778	640,608
26,800	Eni SpA	509,221	411,981
9,000	EOG Resources Inc.(a)	1,206,280	1,132,830
9,000	EQT Corp.	351,630	332,820
38,920	Exxon Mobil Corp.(a)	4,448,660	4,480,459
16,200	Halliburton Co.(a)	657,942	547,236
2,500	Hess Corp.	388,650	368,800
28,000	Kinder Morgan Inc.(a)	548,680	556,360
8,100	Marathon Oil Corp.	201,522	232,227
5,300	Marathon Petroleum Corp. (a)	924,218	919,444
6,100	Occidental Petroleum Corp. (a)	406,182	384,483
9,000	ONEOK Inc.	703,155	733,950
6,800	Phillips 66	974,561	959,956
22,500	Schlumberger NV(a)	1,495,131	1,061,550
30,200	Shell plc, ADR(a)	2,007,184	2,179,836
10,800	Suncor Energy Inc.	440,608	411,480
19,000	The Williams Companies Inc.(a)	879,502	807,500
21,200	TotalEnergies SE, ADR	1,412,762	1,413,616
5,300	Valero Energy Corp.	860,509	830,828
		26,043,799	24,267,623

	Equipment and Supplies — 0.6%
9,000	The Toro Co.	838,395	841,590

	Food and Beverage — 1.3%
25,000	Mowi ASA	468,898	416,081
25,000	Tyson Foods Inc., Cl. A(a)	2,264,150	1,428,500
		2,733,048	1,844,581

	Health Care — 3.3%
60,000	Bayer AG	3,733,988	1,695,100
27,000	Elanco Animal Health Inc.†	947,070	389,610
Shares		Cost	Market Value

14,800	Zoetis Inc.(a)	$3,002,586	$2,565,728
		7,683,644	4,650,438

	Machinery — 2.7%
4,000	AGCO Corp.	576,323	391,520
94,700	CNH Industrial NV	1,515,349	959,311
6,400	Deere & Co.(a)	2,717,664	2,391,232
		4,809,336	3,742,063

	Metals and Mining — 36.5%
39,418	Agnico Eagle Mines Ltd.(a)	2,652,235	2,577,937
128,000	Alamos Gold Inc., Cl. A(a)	1,558,405	2,007,040
51,500	Artemis Gold Inc.†	286,482	369,672
49,000	Aya Gold & Silver Inc.†	270,225	486,400
105,000	B2Gold Corp.	389,133	283,500
140,594	Barrick Gold Corp.(a)	3,273,575	2,345,108
346,315	Bellevue Gold Ltd.†	377,348	412,383
47,500	BHP Group Ltd., ADR(a)	3,042,786	2,711,775
930,962	De Grey Mining Ltd.†	812,967	707,991
86,500	Dundee Precious Metals Inc.	669,354	677,179
130,500	Eldorado Gold Corp.†	1,747,422	1,930,095
92,585	Endeavour Mining plc	2,094,996	1,955,854
571,853	Evolution Mining Ltd.	1,518,744	1,335,191
22,600	Franco-Nevada Corp.(a)	3,405,711	2,678,552
59,100	Freeport-McMoRan Inc.(a)	2,829,283	2,872,260
71,000	Glencore plc	409,753	404,867
40,500	Gold Fields Ltd., ADR	625,850	603,450
323,102	Gold Road Resources Ltd.	349,438	368,576
156,300	K92 Mining Inc.†	845,707	896,864
203,500	Karora Resources Inc.†	778,997	886,561
361,000	Kinross Gold Corp.(a)	2,603,630	3,003,520
46,500	Lundin Gold Inc.	655,347	686,938
36,500	MAG Silver Corp.†	571,178	425,955
110,500	Newmont Corp.(a)	5,512,367	4,626,635
383,193	Northern Star Resources Ltd.	2,626,725	3,323,165
49,900	OceanaGold Corp.	107,551	114,533
102,500	Osisko Gold Royalties Ltd. (a)	1,588,690	1,596,950
268,200	Osisko Mining Inc.†	726,619	560,690
15,200	Pan American Silver Corp.	307,001	302,176
957,915	Perseus Mining Ltd.	2,376,961	1,501,709
40,500	Rio Tinto plc, ADR(a)	3,256,148	2,670,165
14,800	Royal Gold Inc.	1,800,390	1,852,368
73,000	Victoria Gold Corp.†	538,667	56,562
67,700	Wesdome Gold Mines Ltd.†	659,135	545,341
198,783	Westgold Resources Ltd.	296,002	320,912
63,950	Wheaton Precious Metals Corp.(a)	3,420,536	3,352,259
		54,985,358	51,451,133

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Specialty Chemicals — 2.4%
15,355	CF Industries Holdings Inc.	$1,352,795	$1,138,113
14,000	Darling Ingredients Inc.†	630,140	514,500
12,000	FMC Corp.	1,519,280	690,600
25,500	The Mosaic Co.	1,804,936	736,950
8,900	Yara International ASA	494,707	256,405
		5,801,858	3,336,568

	TOTAL COMMON STOCKS	112,491,478	97,472,717

	EXCHANGE TRADED FUNDS — 0.5%
	Agriculture — 0.5%
9,557	VanEck Agribusiness ETF	689,565	670,137

Principal Amount

	CONVERTIBLE CORPORATE BONDS — 0.7%
	Metals and Mining — 0.7%
$750,000	Allied Gold Corp.,
	8.750%, 09/07/28(b)	741,081	738,750
200,000	Fortuna Silver Mines Inc.,
	4.650%, 10/31/24	200,000	199,474
		941,081	938,224

	TOTAL CONVERTIBLE CORPORATE BONDS	941,081	938,224

	CORPORATE BONDS — 4.4%
	Energy and Energy Services — 0.0%
80,000	Devon Energy Corp.,
	4.500%, 01/15/30	73,356	77,072

	Metals and Mining — 4.4%
750,000	AngloGold Ashanti Holdings plc,
	3.750%, 10/01/30	654,195	655,586
750,000	Freeport-McMoRan Inc.,
	4.125%, 03/01/28	709,596	719,614
675,000	Hecla Mining Co.,
	7.250%, 02/15/28	673,708	676,135
500,000	IAMGOLD Corp.,
	5.750%, 10/15/28(b)	500,000	473,001
1,300,000	Kinross Gold Corp.,
	6.250%, 07/15/33(b)	1,284,549	1,362,548
500,000	New Gold Inc.,
	7.500%, 07/15/27(b)	437,902	504,031
1,750,000	Northern Star Resources Ltd.,
	6.125%, 04/11/33(b)	1,729,543	1,768,817
		5,989,493	6,159,732

	TOTAL CORPORATE BONDS	6,062,849	6,236,804
Principal Amount		Cost	Market Value

	U.S. GOVERNMENT OBLIGATIONS — 25.2%
$35,975,000	U.S. Treasury Bills,
	5.235% to 5.326%††,
	07/18/24 to 11/21/24(c)	$35,583,221	$35,583,572

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 100.0%	$155,768,194	140,901,454

OPTIONS WRITTEN — (2.5)%
(Premiums received $3,516,524)		(3,573,860)

SECURITIES SOLD SHORT — (0.2)%
(Proceeds received $270,242)		(252,432)

Other Assets and Liabilities (Net)		1,633,284

PREFERRED SHARES
(2,266,450 preferred shares outstanding)		(37,911,250)

NET ASSETS COMMON SHARES
(16,228,263 common shares outstanding)		$100,797,196

NET ASSET VALUE PER COMMON SHARE
($100,797,196 ÷ 16,228,263 shares outstanding)		$6.21

Shares		Proceeds	Market Value
	SECURITIES SOLD SHORT — (0.2)%
	Agriculture — (0.2)%
3,600	VanEck Agribusiness ETF	$270,242	$252,432

	TOTAL SECURITIES SOLD SHORT(d)	$270,242	$252,432

(a)	Securities, or a portion thereof, with a value of $43,407,130 were deposited with the broker as collateral for options written.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	At June 30, 2024, $8,000,000 of the principal amount was pledged as collateral for options written.
(d)	At June 30, 2024, these proceeds are being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
North America	80.8%	$113,898,291
Europe	9.8	13,834,663
Asia/Pacific	8.9	12,565,050
South Africa	0.5	603,450
Total Investments — Long Positions	100.0%	$140,901,454

Short Positions
North America	(2.7)%	$(3,791,908)
Europe	(0.0)**	(34,384)
Total Investments — Short Positions	(2.7)%	$(3,826,292)

*	Total investments exclude options written.
**	Amount represents greater than (0.05)%.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

As of June 30, 2024, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
OTC Call Options Written — (2.3)%
AGCO Corp.	Pershing LLC	20	USD	195,760	USD	130.00	08/16/24	$204
AGCO Corp.	Pershing LLC	20	USD	195,760	USD	117.00	10/18/24	4,022
Agnico Eagle Mines Ltd.	Pershing LLC	138	USD	902,520	USD	75.00	09/20/24	17,800
Agnico Eagle Mines Ltd.	Pershing LLC	135	USD	882,900	USD	76.00	10/18/24	22,207
Agnico Eagle Mines Ltd.	Pershing LLC	121	USD	791,340	USD	74.00	12/20/24	36,889
Alamos Gold Inc., Cl. A	Pershing LLC	385	USD	603,680	USD	12.50	08/16/24	128,026
Archer-Daniels-Midland Co.	Pershing LLC	120	USD	725,400	USD	64.00	08/16/24	10,790
Archer-Daniels-Midland Co.	Pershing LLC	85	USD	513,825	USD	67.50	10/18/24	9,268
Archer-Daniels-Midland Co.	Pershing LLC	85	USD	513,825	USD	65.00	12/20/24	21,445
B2Gold Corp.	Pershing LLC	800	USD	216,000	USD	4.00	07/19/24	51
Baker Hughes Co.	Pershing LLC	43	USD	151,231	USD	34.00	07/19/24	6,673
Baker Hughes Co.	Pershing LLC	8	USD	28,136	USD	35.00	07/19/24	711
Baker Hughes Co.	Pershing LLC	51	USD	179,367	USD	35.00	08/16/24	7,155
Baker Hughes Co.	Pershing LLC	56	USD	196,952	USD	34.00	09/20/24	13,836
Barrick Gold Corp.	Pershing LLC	575	USD	959,100	USD	17.50	07/19/24	11,586
Barrick Gold Corp.	Pershing LLC	287	USD	478,716	USD	20.00	08/16/24	2,848
Barrick Gold Corp.	Pershing LLC	305	USD	508,740	USD	20.00	09/20/24	6,044
Barrick Gold Corp.	Pershing LLC	100	USD	166,800	USD	19.00	10/18/24	4,646
Bayer AG	Morgan Stanley	200	EUR	527,600	EUR	33.50	08/16/24	1,507
BHP Group Ltd., ADR	Pershing LLC	170	USD	970,530	USD	66.00	08/16/24	2,539
BHP Group Ltd., ADR	Pershing LLC	160	USD	913,440	USD	65.00	10/18/24	9,993
BP plc, ADR	Pershing LLC	77	USD	277,970	USD	39.00	07/19/24	325
BP plc, ADR	Pershing LLC	76	USD	274,360	USD	38.00	10/18/24	6,316
BP plc, ADR	Pershing LLC	73	USD	263,530	USD	37.00	11/15/24	9,454
Bunge Global SA	Pershing LLC	50	USD	533,850	USD	115.00	07/19/24	1,015
Bunge Global SA	Pershing LLC	40	USD	427,080	USD	105.00	09/20/24	24,274
Bunge Global SA	Pershing LLC	27	USD	288,279	USD	110.00	10/18/24	11,846
CF Industries Holdings Inc.	Pershing LLC	50	USD	370,600	USD	85.00	07/19/24	320
CF Industries Holdings Inc.	Pershing LLC	42	USD	311,304	USD	88.50	09/20/24	3,048
CF Industries Holdings Inc.	Pershing LLC	61	USD	452,132	USD	85.00	11/15/24	11,687
Chevron Corp.	Pershing LLC	40	USD	625,680	USD	165.00	07/19/24	1,495
Chevron Corp.	Pershing LLC	55	USD	860,310	USD	165.00	08/16/24	8,691
Chevron Corp.	Pershing LLC	56	USD	875,952	USD	162.50	09/20/24	17,808
CNH Industrial NV	Pershing LLC	310	USD	314,030	USD	13.50	07/19/24	518
CNH Industrial NV	Pershing LLC	320	USD	324,160	USD	13.00	08/16/24	958
CNH Industrial NV	Pershing LLC	320	USD	324,160	USD	11.75	09/20/24	4,582
ConocoPhillips	Pershing LLC	32	USD	366,016	USD	122.00	08/16/24	3,429
ConocoPhillips	Pershing LLC	35	USD	400,330	USD	130.00	10/18/24	4,571
ConocoPhillips	Pershing LLC	34	USD	388,892	USD	120.00	12/20/24	18,038
Corteva Inc.	Pershing LLC	145	USD	782,130	USD	60.00	07/19/24	2,608
Corteva Inc.	Pershing LLC	145	USD	782,130	USD	60.00	08/16/24	9,621
Corteva Inc.	Pershing LLC	145	USD	782,130	USD	57.00	09/20/24	24,444
Coterra Energy Inc.	Pershing LLC	50	USD	133,350	USD	29.00	07/19/24	320
Coterra Energy Inc.	Pershing LLC	60	USD	160,020	USD	29.00	09/20/24	2,670
Deere & Co.	Pershing LLC	20	USD	747,260	USD	425.00	07/19/24	85
Deere & Co.	Pershing LLC	20	USD	747,260	USD	400.00	08/16/24	9,166
Deere & Co.	Pershing LLC	24	USD	896,712	USD	390.00	09/20/24	26,117
Devon Energy Corp.	Pershing LLC	50	USD	237,000	USD	49.00	09/20/24	8,094
Devon Energy Corp.	Pershing LLC	50	USD	237,000	USD	50.00	10/18/24	8,440

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Diamondback Energy Inc.	Pershing LLC	11	USD	220,209	USD	159.25	07/19/24	$45,629
Diamondback Energy Inc.	Pershing LLC	7	USD	140,133	USD	190.00	08/16/24	9,082
Diamondback Energy Inc.	Pershing LLC	9	USD	180,171	USD	196.43	09/20/24	10,219
Diamondback Energy Inc.	Pershing LLC	5	USD	100,095	USD	190.00	10/18/24	9,145
Dundee Precious Metals Inc.	Pershing LLC	450	CAD	481,950	CAD	10.50	07/19/24	14,890
Dundee Precious Metals Inc.	Pershing LLC	125	CAD	133,875	CAD	10.50	09/20/24	7,449
Dundee Precious Metals Inc.	Pershing LLC	290	CAD	310,590	CAD	12.00	09/20/24	5,509
Eldorado Gold Corp.	Pershing LLC	335	USD	495,465	USD	15.00	12/20/24	60,369
Endeavour Mining plc	Pershing LLC	330	CAD	953,700	CAD	30.00	07/19/24	14,980
Endeavour Mining plc	Pershing LLC	63	CAD	182,070	CAD	34.00	09/20/24	2,990
Eni SpA	Morgan Stanley	18	EUR	129,186	EUR	15.25	07/19/24	417
Eni SpA	Morgan Stanley	18	EUR	129,186	EUR	15.50	08/16/24	848
Eni SpA	Morgan Stanley	18	EUR	129,186	EUR	15.00	09/20/24	2,833
EOG Resources Inc.	Pershing LLC	30	USD	377,610	USD	133.00	07/19/24	1,499
EOG Resources Inc.	Pershing LLC	30	USD	377,610	USD	133.50	08/16/24	5,175
EOG Resources Inc.	Pershing LLC	30	USD	377,610	USD	125.00	09/20/24	19,265
EQT Corp.	Pershing LLC	45	USD	166,410	USD	40.00	08/16/24	2,815
EQT Corp.	Pershing LLC	45	USD	166,410	USD	40.00	10/18/24	6,307
Exxon Mobil Corp.	Pershing LLC	16	USD	427,325	USD	103.30	07/19/24	45,153
Exxon Mobil Corp.	Pershing LLC	121	USD	1,392,952	USD	110.00	08/16/24	78,013
Exxon Mobil Corp.	Pershing LLC	91	USD	1,047,592	USD	120.00	10/18/24	29,816
Exxon Mobil Corp.	Pershing LLC	133	USD	1,531,096	USD	110.00	11/15/24	117,945
FMC Corp.	Pershing LLC	40	USD	230,200	USD	62.00	07/19/24	2,423
FMC Corp.	Pershing LLC	40	USD	230,200	USD	80.00	09/20/24	1,736
Franco-Nevada Corp.	Pershing LLC	54	USD	640,008	USD	127.00	07/19/24	3,693
Franco-Nevada Corp.	Pershing LLC	75	USD	888,900	USD	130.00	08/16/24	11,584
Franco-Nevada Corp.	Pershing LLC	97	USD	1,149,644	USD	126.00	09/20/24	37,194
Freeport-McMoRan Inc.	Pershing LLC	250	USD	1,215,000	USD	43.20	08/16/24	154,369
Freeport-McMoRan Inc.	Pershing LLC	197	USD	957,420	USD	47.00	11/15/24	107,762
Freeport-McMoRan Inc.	Pershing LLC	144	USD	699,840	USD	48.00	12/20/24	79,071
Glencore plc	Morgan Stanley	71	GBP	320,281	GBp	450.00	10/18/24	24,804
Gold Fields Ltd., ADR	Pershing LLC	140	USD	208,600	USD	15.00	07/19/24	8,039
Gold Fields Ltd., ADR	Pershing LLC	125	USD	186,250	USD	17.50	09/20/24	5,588
Gold Fields Ltd., ADR	Pershing LLC	140	USD	208,600	USD	20.00	11/15/24	5,880
Halliburton Co.	Pershing LLC	50	USD	168,900	USD	40.00	09/20/24	1,190
Halliburton Co.	Pershing LLC	52	USD	175,656	USD	43.00	10/18/24	875
Halliburton Co.	Pershing LLC	60	USD	202,680	USD	37.00	11/15/24	7,202
Hess Corp.	Pershing LLC	9	USD	132,768	USD	165.00	08/16/24	808
Hess Corp.	Pershing LLC	8	USD	118,016	USD	160.00	10/18/24	3,494
Hess Corp.	Pershing LLC	8	USD	118,016	USD	155.00	12/20/24	7,166
K92 Mining Inc.	Pershing LLC	650	CAD	510,250	CAD	7.50	08/16/24	35,295
K92 Mining Inc.	Pershing LLC	500	CAD	392,500	CAD	8.50	10/18/24	21,128
Kinder Morgan Inc.	Pershing LLC	40	USD	79,480	USD	19.50	07/19/24	2,305
Kinder Morgan Inc.	Pershing LLC	40	USD	79,480	USD	19.65	07/19/24	1,876
Kinder Morgan Inc.	Pershing LLC	100	USD	198,700	USD	19.65	08/16/24	5,019
Kinder Morgan Inc.	Pershing LLC	100	USD	198,700	USD	19.50	09/20/24	7,744
Kinross Gold Corp.	Pershing LLC	1,160	USD	965,120	USD	6.50	08/16/24	221,563
Kinross Gold Corp.	Pershing LLC	1,115	USD	927,680	USD	7.25	10/18/24	158,484
Kinross Gold Corp.	Pershing LLC	1,115	USD	927,680	USD	7.50	12/20/24	157,242
Lundin Gold Inc.	Pershing LLC	290	CAD	586,090	CAD	20.00	08/16/24	28,849
Lundin Gold Inc.	Pershing LLC	75	CAD	151,575	CAD	19.50	10/18/24	12,155
Lundin Gold Inc.	Pershing LLC	100	CAD	202,100	CAD	22.00	12/20/24	11,588

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Marathon Oil Corp.	Pershing LLC	47	USD	134,749	USD	27.00	08/16/24	$10,019
Marathon Oil Corp.	Pershing LLC	10	USD	28,670	USD	30.00	09/20/24	1,018
Marathon Oil Corp.	Pershing LLC	24	USD	68,808	USD	28.00	10/18/24	5,367
Marathon Petroleum Corp.	Pershing LLC	24	USD	416,352	USD	175.00	10/18/24	26,555
Marathon Petroleum Corp.	Pershing LLC	29	USD	503,092	USD	190.00	12/20/24	24,213
Mowi ASA	Morgan Stanley	250	NOK	4,442,500	NOK	200.00	09/20/24	3,975
Newmont Corp.	Pershing LLC	193	USD	808,091	USD	35.00	08/16/24	139,991
Newmont Corp.	Pershing LLC	404	USD	1,691,548	USD	45.00	10/18/24	76,529
Newmont Corp.	Pershing LLC	197	USD	824,839	USD	50.00	12/20/24	29,355
Nutrien Ltd.	Pershing LLC	130	USD	661,830	USD	61.50	07/19/24	143
Nutrien Ltd.	Pershing LLC	130	USD	661,830	USD	62.50	08/16/24	1,972
Nutrien Ltd.	Pershing LLC	130	USD	661,830	USD	60.00	09/20/24	6,112
Occidental Petroleum Corp.	Pershing LLC	11	USD	69,333	USD	64.00	07/19/24	898
Occidental Petroleum Corp.	Pershing LLC	20	USD	126,060	USD	65.00	09/20/24	3,922
Occidental Petroleum Corp.	Pershing LLC	20	USD	126,060	USD	66.00	11/15/24	5,638
OceanaGold Corp.	Pershing LLC	290	CAD	91,060	CAD	3.10	08/16/24	3,833
ONEOK Inc.	Pershing LLC	15	USD	122,325	USD	75.00	08/16/24	9,861
ONEOK Inc.	Pershing LLC	15	USD	122,325	USD	80.00	08/16/24	4,233
ONEOK Inc.	Pershing LLC	30	USD	244,650	USD	75.00	09/20/24	21,903
ONEOK Inc.	Pershing LLC	30	USD	244,650	USD	77.50	10/18/24	17,950
Osisko Gold Royalties Ltd.	Pershing LLC	278	USD	433,124	USD	15.00	07/19/24	26,410
Osisko Gold Royalties Ltd.	Pershing LLC	70	USD	109,060	USD	17.50	07/19/24	298
Osisko Gold Royalties Ltd.	Pershing LLC	315	USD	490,770	USD	20.00	08/16/24	818
Osisko Gold Royalties Ltd.	Pershing LLC	200	USD	311,600	USD	17.50	09/20/24	19,600
Osisko Gold Royalties Ltd.	Pershing LLC	162	USD	252,396	USD	18.00	09/20/24	4,597
Osisko Mining Inc.	Morgan Stanley	565	CAD	161,590	CAD	3.25	12/20/24	10,677
Pan American Silver Corp.	Pershing LLC	82	USD	163,016	USD	20.00	10/18/24	16,264
Phillips 66	Pershing LLC	19	USD	268,223	USD	130.00	07/19/24	22,914
Phillips 66	Pershing LLC	22	USD	310,574	USD	150.00	09/20/24	8,163
Phillips 66	Pershing LLC	5	USD	70,585	USD	135.00	10/18/24	6,275
Phillips 66	Pershing LLC	22	USD	310,574	USD	145.00	11/15/24	17,135
Rio Tinto plc, ADR	Pershing LLC	85	USD	560,405	USD	70.50	07/19/24	2,515
Rio Tinto plc, ADR	Pershing LLC	150	USD	988,950	USD	80.00	08/16/24	814
Rio Tinto plc, ADR	Pershing LLC	170	USD	1,120,810	USD	72.50	10/18/24	16,594
Royal Gold Inc.	Pershing LLC	48	USD	600,768	USD	120.00	07/19/24	29,238
Royal Gold Inc.	Pershing LLC	53	USD	663,348	USD	125.00	09/20/24	35,661
Royal Gold Inc.	Pershing LLC	45	USD	563,220	USD	145.00	11/15/24	14,329
Schlumberger NV	Pershing LLC	75	USD	353,850	USD	55.00	08/16/24	1,440
Schlumberger NV	Pershing LLC	75	USD	353,850	USD	52.50	09/20/24	5,369
Schlumberger NV	Pershing LLC	402	USD	1,896,636	USD	50.00	10/18/24	72,604
Shell plc, ADR	Pershing LLC	120	USD	866,160	USD	64.00	07/19/24	101,063
Shell plc, ADR	Pershing LLC	90	USD	649,620	USD	70.00	09/20/24	33,177
Suncor Energy Inc.	Pershing LLC	35	USD	133,350	USD	35.00	07/19/24	11,493
Suncor Energy Inc.	Pershing LLC	38	USD	144,780	USD	40.00	08/16/24	2,792
Suncor Energy Inc.	Pershing LLC	35	USD	133,350	USD	39.00	09/20/24	4,889
The Mosaic Co.	Pershing LLC	80	USD	231,200	USD	35.00	07/19/24	35
The Mosaic Co.	Pershing LLC	85	USD	245,650	USD	37.50	09/20/24	1,140
The Toro Co.	Pershing LLC	45	USD	420,795	USD	95.00	08/16/24	13,416
The Toro Co.	Pershing LLC	45	USD	420,795	USD	97.50	10/18/24	20,953
The Williams Companies Inc.	Pershing LLC	60	USD	255,000	USD	43.00	07/19/24	3,191
The Williams Companies Inc.	Pershing LLC	63	USD	267,750	USD	43.00	08/16/24	7,003
The Williams Companies Inc.	Pershing LLC	71	USD	301,750	USD	40.50	09/20/24	20,101

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2024 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
TotalEnergies SE, ADR	Pershing LLC	70	USD	466,760	USD	68.00	08/16/24	$14,023
TotalEnergies SE, ADR	Pershing LLC	71	USD	473,428	USD	72.00	09/20/24	9,287
TotalEnergies SE, ADR	Pershing LLC	71	USD	473,428	USD	70.00	10/18/24	15,102
Tyson Foods Inc., Cl. A	Pershing LLC	125	USD	714,250	USD	62.50	07/19/24	592
Tyson Foods Inc., Cl. A	Pershing LLC	125	USD	714,250	USD	65.00	08/16/24	2,812
Valero Energy Corp.	Pershing LLC	18	USD	282,168	USD	150.00	07/19/24	15,815
Valero Energy Corp.	Pershing LLC	17	USD	266,492	USD	162.50	08/16/24	7,898
Valero Energy Corp.	Pershing LLC	18	USD	282,168	USD	167.50	09/20/24	9,196
Wheaton Precious Metals Corp.	Pershing LLC	132	USD	691,944	USD	47.50	07/19/24	69,216
Wheaton Precious Metals Corp.	Pershing LLC	235	USD	1,231,870	USD	52.50	09/20/24	74,320
TOTAL OTC CALL OPTIONS WRITTEN								$3,297,370
OTC Put Options Written — (0.0)%
VanEck Agribusiness ETF	Pershing LLC	132	USD	925,584	USD	70.00	09/20/24	$21,025
VanEck Agribusiness ETF	Pershing LLC	132	USD	925,584	USD	70.00	10/18/24	24,586
TOTAL OTC PUT OPTIONS WRITTEN								$45,611

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (0.1)%
Alamos Gold Inc., Cl. A	385	USD	603,680	USD	14.00	07/19/24	$69,300
Darling Ingredients Inc.	70	USD	257,250	USD	50.00	08/16/24	1,225
Darling Ingredients Inc.	70	USD	257,250	USD	45.00	10/18/24	7,350
Elanco Animal Health Inc.	135	USD	194,805	USD	20.00	08/16/24	1,350
Elanco Animal Health Inc.	135	USD	194,805	USD	22.00	10/18/24	1,350
Eldorado Gold Corp.	257	USD	380,103	USD	17.00	07/19/24	1,799
Eldorado Gold Corp.	713	USD	1,054,527	USD	18.00	10/18/24	32,085
Zoetis Inc.	50	USD	866,800	USD	195.00	07/19/24	950
Zoetis Inc.	50	USD	866,800	USD	190.00	08/16/24	12,250
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$127,659
Exchange Traded Put Options Written — (0.1)%
Energy Select Sector SPDR ETF	240	USD	2,188,080	USD	89.00	07/19/24	$7,680
Energy Select Sector SPDR ETF	240	USD	2,188,080	USD	89.00	08/16/24	26,160
Utilities Select Sector SPDR Fund	365	USD	2,487,840	USD	61.00	08/16/24	4,380
VanEck Gold Miners ETF	1,000	USD	3,394,000	USD	24.00	07/19/24	15,000
VanEck Gold Miners ETF	1,000	USD	3,394,000	USD	29.00	11/15/24	50,000
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$103,220

TOTAL OPTIONS WRITTEN							$3,573,860

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Statement of Assets and Liabilities

June 30, 2024 (Unaudited)

Assets:
Investments in securities, at value (cost $155,768,194)	$140,901,454
Cash	682,705
Deposit at brokers	160,267
Receivable for investments in securities sold	885,609
Dividends and interest receivable	270,576
Deferred offering expense	73,330
Prepaid expenses	4,733
Total Assets	142,978,674
Liabilities:
Securities sold short, at value (proceeds $270,242)	252,432
Options written, at value (premiums received $3,516,524)	3,573,860
Foreign currency overdraft, at value (cost $141)	141
Distributions payable	39,422
Payable for investment securities purchased	4,188
Payable for investment advisory fees	114,186
Payable for payroll expenses	73,701
Payable for accounting fees	7,500
Other accrued expenses	204,798
Total Liabilities	4,270,228
Preferred Shares $0.001 par value, unlimited number of shares authorized:
Series A Cumulative Preferred Shares (5.200%, $25 liquidation value per share, 1,200,000 shares authorized with 1,016,450 shares outstanding)	25,411,250
Series B Cumulative Preferred Shares (Auction Market, $10 liquidation value per share, 1,250,000 shares authorized with 1,250,000 shares issued and outstanding)	12,500,000

Total Preferred Shares	37,911,250
Net Assets Attributable to Common Shareholders	$100,797,196

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$200,851,299
Total accumulated loss	(100,054,103)
Net Assets	$100,797,196

Net Asset Value per Common Share:
($100,797,196 ÷ 16,228,263 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$6.21

Statement of Operations

For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $55,758)	$1,241,190
Interest	1,058,618
Total Investment Income	2,299,808
Expenses:
Investment advisory fees	666,102
Legal and audit fees	119,922
Payroll expenses	69,603
Shareholder communications expenses	36,360
Trustees’ fees	34,500
Shareholder services fees	27,252
Accounting fees	22,500
Custodian fees	11,135
Interest expense	4,213
Service fees for securities sold short (See Note 2)	1,534
Shelf offering expense	137
Miscellaneous expenses	39,687
Total Expenses	1,032,945
Less:
Expenses paid indirectly by broker (See Note 5)	(1,321)
Net Expenses	1,031,624
Net Investment Income	1,268,184
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Written Options, and Foreign Currency:
Net realized loss on investments in securities	(1,117,112)
Net realized gain on written options	2,143,560
Net realized loss on foreign currency transactions	(2,273)

Net realized gain on investments in securities, written options, and foreign currency transactions	1,024,175
Net change in unrealized appreciation/depreciation:
on investments in securities	1,986,531
on securities sold short	17,810
on written options	(55,806)
on foreign currency translations	(673)

Net change in unrealized appreciation/depreciation on investments in securities, securities sold short, written options, and foreign currency translations	1,947,862
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Written Options, and Foreign Currency	2,972,037
Net Increase in Net Assets Resulting from Operations	4,240,221
Total Distributions to Preferred Shareholders	(905,482)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$3,334,739

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Operations:
Net investment income	$1,268,184	$2,211,192
Net realized gain on investments in securities, securities sold short, written options, and foreign currency transactions	1,024,175	9,342,527
Net change in unrealized appreciation/depreciation on investments in securities, securities sold short, written options, and foreign currency translations	1,947,862	(1,954,579)
Net Increase in Net Assets Resulting from Operations	4,240,221	9,599,140

Distributions to Preferred Shareholders	(905,482)*	(1,488,118)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	3,334,739	8,111,022

Distributions to Common Shareholders:
Accumulated earnings	(196,415)*	(808,800)
Return of capital	(2,749,808)*	(5,401,507)

Total Distributions to Common Shareholders	(2,946,223)	(6,210,307)

Fund Share Transactions:
Net decrease from repurchase of common shares and transaction fees	(1,399,269)	(7,926,250)
Net increase in net assets from repurchase of preferred shares	179,539	259,239
Net Decrease in Net Assets from Fund Share Transactions	(1,219,730)	(7,667,011)

Net Decrease in Net Assets Attributable to Common Shareholders	(831,214)	(5,766,296)

Net Assets Attributable to Common Shareholders:
Beginning of year	101,628,410	107,394,706
End of period	$100,797,196	$101,628,410

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2024		Year Ended December 31,
	(Unaudited)		2023	2022	2021		2020	2019
Operating Performance:
Net asset value, beginning of year	$6.16		$5.95	$6.03	$5.93		$6.16	$5.72
Net investment income	0.08		0.13	0.09	0.08		0.02	0.03
Net realized and unrealized gain on investments
and foreign currency transactions	0.19		0.43	0.22	0.46		0.26	1.08
Total from investment operations	0.27		0.56	0.31	0.54		0.28	1.11
Distributions to Preferred Shareholders: (a)
Net investment income	(0.06	)*	(0.09)	(0.08)	(0.08)		(0.05)	(0.05)
Return of capital	—		—	—	(0.00	)(b)	(0.02)	(0.02)

Total distributions to preferred shareholders	(0.06)		(0.09)	(0.08)	(0.08)		(0.07)	(0.07)
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	0.21		0.47	0.23	0.46		0.21	1.04
Distributions to Common Shareholders:
Net investment income	(0.01	)*	(0.05)	(0.02)	—		—	—
Return of capital	(0.17	)*	(0.31)	(0.34)	(0.36)		(0.48)	(0.60)

Total distributions to common shareholders	(0.18)		(0.36)	(0.36)	(0.36)		(0.48)	(0.60)
Fund Share Transactions:
Increase in net asset value from common share transactions	—		—	—	—		—	0.00 (b)
Increase in net asset value from repurchase of common shares	0.01		0.08	0.04	0.03		0.04	0.00 (b)
Increase in net asset value from repurchase of preferred shares	0.01		0.02	0.00 (b)	—		0.00 (b)	0.00 (b)

Total Fund share transactions	0.02		0.10	0.04	0.03		0.04	0.00 (b)
Net Asset Value Attributable to Common Shareholders, End of Period	$6.21		$6.16	$5.95	$6.03		$5.93	$6.16
NAV total return †	3.88%		9.84%	5.01%	7.94%		5.22%	19.04%
Market value, end of period	$5.49		$5.14	$5.12	$5.35		$5.11	$5.96
Investment total return ††	10.56%		7.72%	2.90%	12.01%		(5.56)%	33.64%
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$138,708		$128,742	$136,594	$143,649		$146,873	$158,002
Net assets attributable to common shares, end of period (in 000’s)	$100,797		$101,628	$107,395	$114,397		$117,620	$128,669
Ratio of net investment income to average net assets attributable to common shares before preferred distributions	2.51	%(c)	2.12%	1.56%	1.33%		0.46%	0.45%
Ratio of operating expenses to average net assets attributable to common shares (d)(e)(f)	2.04	%(c)	2.12%	1.87%	1.80%		1.94%	1.72%
Portfolio turnover rate	34%		81%	121%	109%		95%	109%

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2024	Year Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Cumulative Preferred Shares:
5.200% Series A Preferred
Liquidation value, end of period (in 000’s)	$25,411	$27,113	$29,199	$29,253	$29,253	$29,333
Total shares outstanding (in 000’s)	1,016	1,085	1,168	1,170	1,170	1,173
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (g)	$22.26	$22.83	$23.93	$25.87	$25.44	$24.66
Asset coverage per share (h)	$91.47	$118.71	$116.95	$122.77	$125.52	$134.66
5.000% Series B Preferred (i)
Liquidation value, end of period (in 000’s)	$12,500	—	—	—	—	—
Total shares outstanding (in 000’s)	1,250	—	—	—	—	—
Liquidation preference per share	$10.00	—	—	—	—	—
Asset coverage per share (h)	$36.59	—	—	—	—	—
Asset Coverage (j)	366%	475%	468%	491%	502%	539%

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.
††	Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. Had such payments not been made, this expense ratio for the year ended December 31, 2022 would have been 1.88%. For the six months ended June 30, 2024 and the years ended December 31, 2023, 2021, 2020, and 2019, there was no impact on the expense ratios.
(e)	Ratio of operating expenses to average net assets attributable to common shares excluding interest and dividend expense and service fees on securities sold short for the six months ended June 30, 2024 and the years ended December 31, 2022, 2021, 2020, and 2019 was 2.03%, 1.83%, 1.79%, 1.88%, and 1.69%, respectively, and 1.54%, 1.44%, 1.42%, 1.50%, and 1.36%, including liquidation value of preferred shares for the years ended December 31, 2022, 2021, 2020, and 2019. For the year ended December 31, 2023, there was no impact on the service fees for securities sold short.
(f)	Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020, and 2019 would have been 1.55%, 1.66%, 1.48%, 1.43%, 1.55%, and 1.39%, respectively.
(g)	Based on weekly prices.
(h)	Asset coverage per share is calculated by combining all series of preferred shares.
(i)	The Series B Preferred was issued February 22, 2024.
(j)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. GAMCO Natural Resources, Gold & Income Trust (the Fund) was organized on June 26, 2008 as a Delaware statutory trust. Although the Fund is registered as a non-diversified fund, it has operated as a diversified fund for over three years. Therefore, the Investment Company Act of 1940, as amended (the 1940 Act) obliges the Fund to continue to operate as a diversified fund unless the Fund obtains shareholder approval to operate as a non-diversified fund. The Fund commenced investment operations on January 27, 2011.

The Fund’s primary investment objective is to provide a high level of current income from interest, dividends, and option premiums. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. The Fund will attempt to achieve its objectives, under normal market conditions, by investing at least 80% of its assets in equity securities of companies principally engaged in the natural resources and gold industries. As part of its investment strategy, the Fund intends to generate current income from short term gains through an option strategy of writing (selling) covered call options of the equity securities in its portfolio. The Fund may invest in the securities of companies located anywhere in the world. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$97,472,717	—	$97,472,717
Exchange Traded Funds (a)	670,137	—	670,137
Convertible Corporate Bonds (a)	—	$938,224	938,224
Corporate Bonds (a)	—	6,236,804	6,236,804
U.S. Government Obligations	—	35,583,572	35,583,572
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$98,142,854	$42,758,600	$140,901,454

LIABILITIES (Market Value):
Common Stocks Sold Short (a)	$(252,432)	—	$(252,432)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(252,432)	—	$(252,432)

INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
Equity Contracts
Call Options Written	$(123,734)	$(3,301,295)	$(3,425,029)
Put Options Written	(88,220)	(60,611)	(148,831)
TOTAL INVESTMENTS IN SECURITIES - LIABLITIES	$(211,954)	$(3,361,906)	$(3,573,860)

(a)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at June 30, 2024 and December 31, 2023. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2024, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2024 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity options contracts during the six months ended June 30, 2024 had an average monthly market value of approximately $3,568,923.

At June 30, 2024, the Fund’s derivative liabilities (by type) are as follows:

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities
OTC Equity Written Options	$3,342,981	—	$3,342,981

The following table presents the Fund’s derivative liabilities by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2024:

		Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Securities Pledged as Collateral	Cash Collateral Pledged	Net Amount
Counterparty
Pershing LLC	$3,297,920	$(3,297,920)	—	—
Morgan Stanley	45,061	(45,061)	—	—
Total	$3,342,981	$(3,342,981)	—	—

As of June 30, 2024, the value of equity options written can be found in the Statement of Assets and Liabilities, under Liabilities, options written, at value. For the six months ended June 30, 2024, the effect of equity options written can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Written Options, and Foreign Currency, within Net realized gain on written options, and Net change in unrealized appreciation/(depreciation) on written options.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. For the six months ended June 30, 2024, the Fund incurred $1,534 in service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2024, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2024, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.200% Series A Cumulative Preferred Shares (Series A Preferred) are accrued on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2023 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$808,800	$1,488,118
Return of capital	5,401,507	–
Total distributions paid	$6,210,307	$1,488,118

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. The Fund has a long term capital loss carryforward with no expiration of $79,539,692.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments, and derivatives, and the related net unrealized depreciation at June 30, 2024:

	Cost/ (Premiums)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments and other derivative instruments	$158,700,658	$4,110,350	$(25,735,846)	$(21,625,496)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2024, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2024, other than short term securities and U.S. Government obligations, aggregated $36,505,223 and $42,047,495, respectively.

5. Transactions with Affiliates and Other Arrangements. The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2024, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

During the six months ended June 30, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,321.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2024, the Fund accrued $69,603 in Payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Line of Credit. The Fund participates in an unsecured line of credit, which expires on June 25, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to one-third of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations.

During the six months ended June 30, 2024, there were no borrowings outstanding under the line of credit.

7. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares in the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2024 and the year ended December 31, 2023 the Fund repurchased and retired 268,959 and 1,558,396 shares, respectively, of its common shares at investments of $1,399,269 and $7,926,250, respectively, and at average discounts of approximately 14.88% and 16.40%, from its NAV.

Transactions in common shares of beneficial interest for the six months ended June 30, 2024 and the year ended December 31, 2023, respectively were as follows:

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Net decrease from repurchase of common shares	(268,959)	$(1,399,269)	(1,558,396)	$(7,926,250)

The Fund has an effective shelf registration authorizing the issuance of $200 million in common or preferred shares.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of $0.001 par value Preferred Shares. On October 26, 2017, the Fund issued 1,200,000 shares of 5.200% Series A Cumulative Preferred Shares (Series A Preferred), receiving $28,851,132, after the deduction of offering expenses of $203,868 and underwriting fees of $945,000. The Series A Preferred has a liquidation value of $25 per share and an annual dividend rate of 5.20%. The Board has authorized the repurchase of the Series A Preferred in the open market at prices less than $25 liquidation value per share. During the six months ended June 30, 2024 and the year ended December 31, 2023, the Fund repurchased and retired 68,082 and 83,431 Series A Preferred at investments of $1,522,511 and $1,826,536 and at average discounts of approximately 10.59% and 12.47% to its liquidation preference. At June 30, 2024, 1,016,450 Series A Preferred shares were outstanding and accrued dividends amounted to $29,005. On February 22, 2024, the Fund issued 1,250,000 shares of 5.00% Series B Preferred (Series B Preferred), receiving net proceeds of $12,425,000 after the deduction of estimated offering expenses of $75,000. The Series B Preferred has a liquidation value of $10 per share and is puttable in

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

each of the 60-day periods ending September 30, 2024, June 26, 2025, and March 26, 2026. At June 30, 2024, 1,250,000 Series B Preferred shares were outstanding and accrued dividends amounted to $10,417.

The Series A Preferred is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series A Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A Preferred at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting shares must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 12, 2024, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 13, 2024 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 13, 2024. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Anthony S. Colavita, and William F. Heitmann as Trustees of the Fund, with a total 12,093,182 votes, and 12,092,740 votes in favor of these Trustees, and a total of 2,630,651 votes, and 2,631,093 votes withheld for these Trustees, respectively.

In addition, preferred shareholders, voting as a separate class, re-elected Frank J. Fahrenkopf, Jr., and Salvatore J. Zizza as Trustees of the Fund, with 1,804,317 votes and 1,804,359 cast in favor of these Trustees and 16,685 votes and 16,643 votes withheld for these Trustees.

James P. Conn, Vincent D. Enright, Michael J. Melarkey, Agnes Mullady, and Anthonie C. van Ekris continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGNTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

TRUSTEES

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance
Holdings LTD.

Vincent D. Enright
Former Senior Vice President &
Chief Financial Officer,
KeySpan Corp.

Frank J. Fahrenkopf, Jr.
Former President & Chief
Executive Officer,
American Gaming Association

William F. Heitmann
Former Senior Vice President
of Finance,
Verizons Communications, Inc.

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Molly A.F. Marion
Vice President & Ombudsman

David I. Schachter
Vice President & Ombudsman

Carter W. Austin
Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

CUSTODIAN

The Bank of New York
Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

TRANSFER AGENT AND
REGISTRAR

Equiniti Trust Company, LLC

GNT Q2/2024

GABELLI
FUNDS

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

GNT

Semiannual Report
June 30, 2024

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Not applicable

(a)(2)	Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Not applicable

(a)(3)	Compensation Structure of Portfolio Manager(s) or Management Team Members

Not applicable

(a)(4)	Disclosure of Securities Ownership

Not applicable

(b)	There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a)	Provide the information specified in the table with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser” as defined in Rule 10b-18(a)(3) under the Exchange Act (17CFR 240-10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2024 through 01/31/2024	Common – 32,430 Preferred Series A – 17,838	Common – $4.98 Preferred Series A – $22.69	Common – 32,430 Preferred Series A – 17,838	Common – 16,497,222 - 32,430 = 16,464,792 Preferred Series A – 1,084,532 - 17,838 = 1,066,694
Month #2 02/01/2024 through 02/29/2024	Common – 53, 708 Preferred Series A – 17,417 Preferred Series B – N/A	Common – $4.89 Preferred Series A – $22.65 Preferred Series B – N/A	Common – 53, 708 Preferred Series A – 17,417 Preferred Series B – N/A	Common – 16,464,792 - 53, 708 = 16,411,084 Preferred Series A – 1,066,694 - 17,417 = 1,049,277 Preferred Series B –1,250,000
Month #3 03/01/2024 through 03/31/2024	Common – 42,152 Preferred Series A – 3,068 Preferred Series B – N/A	Common – $5.05 Preferred Series A – $22.54 Preferred Series B – N/A	Common – 42,152 Preferred Series A – 3,068 Preferred Series B – N/A	Common – 16,411,084 - 42,152 = 16,368,932 Preferred Series A – 1,049,277 - 3,068 = 1,046,209 Preferred Series B –1,250,000
Month #4 04/01/2024 through 04/30/2024	Common – 55,275 Preferred Series A – 22,159 Preferred Series B – N/A	Common – $5.28 Preferred Series A – $21.92 Preferred Series B – N/A	Common – 55,275 Preferred Series A – 22,159 Preferred Series B – N/A	Common – 16,368,932 - 55,275 = 16,313,657 Preferred Series A – 1,046,209 - 22,159 = 1,024,050 Preferred Series B –1,250,000
Month #5 05/01/2024 through 05/31/2024	Common – 82, 094 Preferred Series A – 3,500 Preferred Series B – N/A	Common – $5.44 Preferred Series A – $21.50 Preferred Series B – N/A	Common – 82, 094 Preferred Series A – 3,500 Preferred Series B – N/A	Common – 16,313,657 - 82, 094 = 16,231,563 Preferred Series A – 1,024,050 - 3,500 = 1,020,550 Preferred Series B –1,250,000
Month #6 06/01/2024 through 06/30/2024	Common – 3,300 Preferred Series A – 4,100 Preferred Series B – N/A	Common – $5.37 Preferred Series A – $21.91 Preferred Series B – N/A	Common – 3,300 Preferred Series A – 4,100 Preferred Series B – N/A	Common – 16,231,563 - 3,300 = 16,228,263 Preferred Series A – 1,020,550 - 4,100 = 1,016,450 Preferred Series B –1,250,000
Total	Common – 268,959 Preferred Series A – 68,082 Preferred Series B – N/A	Common – $5.11 Preferred Series A – $22.40 Preferred Series B – N/A	Common – 268,959 Preferred Series A – 68,082 Preferred Series B – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation preference.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases – The Fund’s repurchase plans are ongoing.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	If at any time during or after the last completed fiscal year the registrant was required to prepare an accounting restatement that required recovery of erroneously awarded compensation pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1, or there was an outstanding balance as of the end of the last completed fiscal year of erroneously awarded compensation to be recovered from the application of the policy to a prior restatement, the registrant must provide the following information:

(1)	For each restatement:

(i)	The date on which the registrant was required to prepare an accounting restatement; N/A

(ii)	The aggregate dollar amount of erroneously awarded compensation attributable to such accounting restatement, including an analysis of how the amount was calculated; $0

(ii)	If the financial reporting measure defined in 17 CFR 10D-1(d) related to a stock price or total shareholder return metric, the estimates that were used in determining the erroneously awarded compensation attributable to such accounting restatement and an explanation of the methodology used for such estimates; N/A

(iv)	The aggregate dollar amount of erroneously awarded compensation that remains outstanding at the end of the last completed fiscal year; $0 and

(v)	If the aggregate dollar amount of erroneously awarded compensation has not yet been determined, disclose this fact, explain the reason(s) and disclose the information required in (ii) through (iv) in the next annual report that the registrant files on this Form N-CSR; $0

(2)	If recovery would be impracticable pursuant to 17 CFR 10D-1(b)(1)(iv), for each named executive officer and for all other executive officers as a group, disclose the amount of recovery forgone and a brief description of the reason the registrant decided in each case not to pursue recovery; $0 and

(3)	For each named executive officer from whom, as of the end of the last completed fiscal year, erroneously awarded compensation had been outstanding for 180 days or longer since the date the registrant determined the amount the individual owed, disclose the dollar amount of outstanding erroneously awarded compensation due from each such individual. N/A

(b)	If at any time during or after its last completed fiscal year the registrant was required to prepare an accounting restatement, and the registrant concluded that recovery of erroneously awarded compensation was not required pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1, briefly explain why application of the recovery policy resulted in this conclusion. N/A

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Natural Resources, Gold & Income Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2024

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2024

* Print the name and title of each signing officer under his or her signature.